Investments in equity investees- General (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)
Investments in equity investees
Balance as of beginning of period	¥ 84,454		¥ 79,758
Additions	103,832		14,360
Share of results, other comprehensive income and other reserves	5,634		1,905
Disposals and distributions received	(912)		(1,160)
Transfers	8,060		(10,153)
Impairment loss	(11,824)		(493)
Foreign currency translation adjustments	388		237
Balance as of end of period	¥ 189,632	$ 26,782	¥ 84,454